TAXES BASED ON INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Current:
U.S. federal tax	$ (19.7)	$ 47.0	$ 10.1
State taxes	0.8	0.2	0.6
International taxes	134.3	111.0	77.3
Total	115.4	158.2	88.0
Deferred:
U.S. federal tax	(6.3)	134.8	64.4
State taxes	2.3	(3.7)	(3.0)
International taxes	(26.0)	18.4	7.0
Total	(30.0)	149.5	68.4
Provision for income taxes	$ 85.4	$ 307.7	$ 156.4